Leases (The Group as a lessor) (Maturity analysis of finance lease receivables) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of leases [line items]
Undiscounted finance lease payments	¥ 25,058,625	¥ 27,608,210
Unearned finance income	(15,840,838)	(17,694,886)
Allowance for ECL	(2,643)	(2,925)
Total finance lease receivables as at period end	9,215,144	9,910,399
Within 1 year [member]
Disclosure of leases [line items]
Undiscounted finance lease payments	1,872,397	1,924,763
After 1 year but within 2 years
Disclosure of leases [line items]
Undiscounted finance lease payments	1,883,028	1,925,641
Between 2 to 3 years [member]
Disclosure of leases [line items]
Undiscounted finance lease payments	1,893,937	1,928,125
More than 3 years but no more than 4 years [member]
Disclosure of leases [line items]
Undiscounted finance lease payments	1,900,892	1,939,174
More than 4 years but no more than 5 years [member]
Disclosure of leases [line items]
Undiscounted finance lease payments	1,922,609	1,969,470
After 5 years [member]
Disclosure of leases [line items]
Undiscounted finance lease payments	¥ 15,585,762	¥ 17,921,037